UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2023

ROYCE QUANT

SMALL-CAP QUALITY

VALUE ETF

SQLV

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to achieve long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Royce Quant Small-Cap Quality Value ETF for the six-month reporting period ended September 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2023

II	Royce Quant Small-Cap Quality Value ETF

Performance review

Performance review

For the six months ended September 30, 2023, Royce Quant Small-Cap Quality Value ETF generated a +1.92% return on a net asset value (“NAV”)i basis and +2.29% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023, based on its NAV and market price as of September 30, 2023. The Fund’s broad-based market index, the Russell 2000® Indexiii, returned -0.19% over the same time frame. Prior to May 10, 2022, the Fund operated as an index-based ETF that sought to track the investment results of the Royce Small-Cap Quality Value Index.

Performance Snapshot as of September 30, 2023 (unaudited)
	6 months
Royce Quant Small-Cap Quality Value ETF:
$35.97 (NAV)	1.92	%*†
$ 35.98 (Market Price)	2.29	%*‡
Russell 2000® Index	-0.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.60%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

Royce Quant Small-Cap Quality Value ETF	III

Performance review (cont’d)

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “SQLV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Royce Quant Small-Cap Quality Value ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2023

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. The Fund invests primarily in small-cap stocks, which may involve considerably more risk than investing in larger-cap stocks. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. Diversification does not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Royce Quant Small-Cap Quality Value ETF

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Royce Quant Small-Cap Quality Value ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023. The fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
1.92%	$1,000.00	$1,019.20	0.60%	$3.03	5.00%	$1,000.00	$1,022.00	0.60%	$3.03

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

2	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Schedule of investments (unaudited)

September 30, 2023

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 5.4%
Diversified Telecommunication Services — 0.6%
EchoStar Corp., Class A Shares	8,703	$145,775	*
Entertainment — 0.4%
Sciplay Corp., Class A Shares	4,878	111,072	*
Interactive Media & Services — 2.3%
Cargurus Inc.	4,991	87,442	*
Shutterstock Inc.	2,557	97,294
TripAdvisor Inc.	6,492	107,637	*
Yelp Inc.	3,229	134,294	*
Ziff Davis Inc.	2,102	133,877	*
ZipRecruiter Inc., Class A Shares	5,094	61,077	*
Total Interactive Media & Services		621,621
Media — 2.1%
Entravision Communications Corp., Class A Shares	21,627	78,938
PubMatic Inc., Class A Shares	4,077	49,332	*
Sinclair Inc.	11,905	133,574
TechTarget Inc.	2,201	66,822	*
TEGNA Inc.	11,387	165,909
Thryv Holdings Inc.	4,219	79,191	*
Total Media		573,766
Total Communication Services		1,452,234
Consumer Discretionary — 15.4%
Automobile Components — 0.6%
LCI Industries	1,336	156,873
Diversified Consumer Services — 1.5%
Grand Canyon Education Inc.	1,095	127,984	*
Perdoceo Education Corp.	8,583	146,769
Stride Inc.	2,949	132,794	*
Total Diversified Consumer Services		407,547
Hotels, Restaurants & Leisure — 2.0%
Biglari Holdings Inc., Class B Shares	485	80,510	*
Bloomin’ Brands Inc.	5,427	133,450
Monarch Casino & Resort Inc.	1,677	104,142
Nathan’s Famous Inc.	850	60,061
SeaWorld Entertainment Inc.	1,686	77,977	*
Target Hospitality Corp.	5,717	90,786	*
Total Hotels, Restaurants & Leisure		546,926
Household Durables — 2.8%
Ethan Allen Interiors Inc.	4,572	136,703

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

September 30, 2023

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Household Durables — continued
Installed Building Products Inc.	1,162	$145,122
MDC Holdings Inc.	4,277	176,341
Skyline Champion Corp.	2,027	129,160	*
Tri Pointe Homes Inc.	5,737	156,907	*
Total Household Durables		744,233
Leisure Products — 0.8%
JAKKS Pacific Inc.	3,515	65,344	*
Marine Products Corp.	5,693	80,897
MasterCraft Boat Holdings Inc.	2,758	61,283	*
Total Leisure Products		207,524
Specialty Retail — 6.2%
American Eagle Outfitters Inc.	15,083	250,529
Big 5 Sporting Goods Corp.	14,377	100,783
Buckle Inc.	5,572	186,049
Build-A-Bear Workshop Inc.	4,316	126,933
Chico’s FAS Inc.	21,695	162,279	*
Group 1 Automotive Inc.	840	225,716
Haverty Furniture Cos. Inc.	4,395	126,488
J Jill Inc.	3,498	103,541	*
Lands’ End Inc.	14,433	107,814	*
ODP Corp.	3,738	172,509	*
Zumiez Inc.	7,001	124,618	*
Total Specialty Retail		1,687,259
Textiles, Apparel & Luxury Goods — 1.5%
Kontoor Brands Inc.	3,631	159,437
Oxford Industries Inc.	1,254	120,547
Steven Madden Ltd.	4,119	130,861
Total Textiles, Apparel & Luxury Goods		410,845
Total Consumer Discretionary		4,161,207
Consumer Staples — 3.9%
Consumer Staples Distribution & Retail — 1.3%
Andersons Inc.	3,955	203,722
Ingles Markets Inc., Class A Shares	1,783	134,314
Total Consumer Staples Distribution & Retail		338,036
Food Products — 0.9%
Cal-Maine Foods Inc.	3,151	152,571
John B Sanfilippo & Son Inc.	1,016	100,381
Total Food Products		252,952
Personal Care Products — 1.2%
Medifast Inc.	1,707	127,769

See Notes to Financial Statements.

4	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Personal Care Products — continued
Olaplex Holdings Inc.	46,694	$91,053	*
USANA Health Sciences Inc.	1,690	99,051	*
Total Personal Care Products		317,873
Tobacco — 0.5%
Vector Group Ltd.	13,058	138,937
Total Consumer Staples		1,047,798
Energy — 3.9%
Energy Equipment & Services — 0.9%
Cactus Inc., Class A Shares	3,081	154,697
Ranger Energy Services Inc.	6,549	92,865
Total Energy Equipment & Services		247,562
Oil, Gas & Consumable Fuels — 3.0%
Epsilon Energy Ltd.	12,348	65,197
Excelerate Energy Inc., Class A Shares	5,311	90,500
Overseas Shipholding Group Inc., Class A Shares	24,034	105,509	*
Peabody Energy Corp.	9,142	237,601
REX American Resources Corp.	2,663	108,437	*
SandRidge Energy Inc.	6,441	100,866
W&T Offshore, Inc.	21,919	96,005	*
Total Oil, Gas & Consumable Fuels		804,115
Total Energy		1,051,677
Financials — 19.5%
Banks — 9.5%
Bankwell Financial Group Inc.	3,248	78,829
BCB Bancorp Inc.	7,376	82,169
Civista Bancshares Inc.	5,113	79,251
ConnectOne Bancorp Inc.	7,185	128,108
Customers Bancorp Inc.	4,468	153,923	*
Dime Community Bancshares Inc.	6,780	135,329
Eagle Bancorp Inc.	5,951	127,649
Evans Bancorp Inc.	2,961	79,355
Financial Institutions Inc.	5,958	100,273
First Bank	7,047	75,967
First Business Financial Services Inc.	2,626	78,806
First Merchants Corp.	5,508	153,232
Hanmi Financial Corp.	6,873	111,549
Hope Bancorp Inc.	17,379	153,804
Horizon Bancorp Inc.	10,423	111,318
Independent Bank Corp.	5,379	98,651
Midland States Bancorp Inc.	5,315	109,170

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2023

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Northeast Bank	1,760	$77,616
PCB Bancorp	5,138	79,382
Preferred Bank	2,071	128,920
RBB Bancorp	7,416	94,776
Summit Financial Group Inc.	4,378	98,680
Unity Bancorp Inc.	3,292	77,132
Washington Federal Inc.	6,074	155,616
Total Banks		2,569,505
Capital Markets — 2.8%
Brightsphere Investment Group Inc.	3,593	69,668
Cohen & Steers Inc.	2,705	169,576
Diamond Hill Investment Group Inc.	676	113,953
Donnelley Financial Solutions Inc.	2,158	121,452	*
Heritage Global Inc.	16,154	50,401	*
Open Lending Corp.	11,164	81,721	*
Victory Capital Holdings Inc., Class A Shares	4,430	147,696
Total Capital Markets		754,467
Consumer Finance — 1.4%
Bread Financial Holdings Inc.	6,249	213,716
Green Dot Corp., Class A Shares	6,039	84,123	*
LendingClub Corp.	13,836	84,400	*
Total Consumer Finance		382,239
Financial Services — 3.4%
Cass Information Systems Inc.	2,289	85,265
Jackson Financial Inc., Class A Shares	8,869	338,973
Merchants Bancorp	4,795	132,917
NMI Holdings Inc., Class A Shares	5,032	136,317	*
Paysign Inc.	17,545	34,213	*
Radian Group Inc.	7,483	187,898
Total Financial Services		915,583
Insurance — 2.4%
Ambac Financial Group Inc.	8,990	108,420	*
F&G Annuities & Life Inc.	9,183	257,675
Genworth Financial Inc., Class A Shares	37,964	222,469	*
Kingsway Financial Services Inc.	5,306	40,060	*
Total Insurance		628,624
Total Financials		5,250,418
Health Care — 14.4%
Biotechnology — 2.8%
Anika Therapeutics Inc.	2,486	46,314	*

See Notes to Financial Statements.

6	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
Catalyst Pharmaceuticals Inc.	6,426	$75,120	*
Dynavax Technologies Corp.	7,816	115,442	*
Eagle Pharmaceuticals Inc.	3,962	62,481	*
Entrada Therapeutics Inc.	3,949	62,394	*
Ironwood Pharmaceuticals Inc.	10,126	97,513	*
Kiniksa Pharmaceuticals Ltd., Class A Shares	4,486	77,922	*
Point Biopharma Global Inc.	7,933	52,913	*
Voyager Therapeutics Inc.	4,700	36,425	*
Xencor Inc.	3,072	61,901	*
Zymeworks Inc.	8,961	56,813	*
Total Biotechnology		745,238
Health Care Equipment & Supplies — 4.1%
AngioDynamics Inc.	7,083	51,777	*
Atrion Corp.	163	67,347
Avanos Medical Inc.	4,205	85,025	*
Embecta Corp.	4,615	69,456
Globus Medical Inc., Class A Shares	2,029	100,740	*
Integer Holdings Corp.	1,414	110,900	*
Integra LifeSciences Holdings Corp.	3,196	122,055	*
iRadimed Corp.	1,468	65,135
LeMaitre Vascular Inc.	1,315	71,641
Orthofix Medical Inc.	4,762	61,239	*
Semler Scientific Inc.	1,996	50,639	*
STAAR Surgical Co.	1,465	58,864	*
Utah Medical Products Inc.	735	63,210
Varex Imaging Corp.	4,103	77,095	*
Zynex Inc.	6,673	53,384	*
Total Health Care Equipment & Supplies		1,108,507
Health Care Providers & Services — 1.4%
Addus HomeCare Corp.	1,083	92,261	*
Cross Country Healthcare Inc.	3,733	92,541	*
National Research Corp.	1,921	85,235
Pediatrix Medical Group Inc.	8,467	107,615	*
Total Health Care Providers & Services		377,652
Health Care Technology — 1.2%
HealthStream Inc.	3,271	70,588
NextGen Healthcare Inc.	5,621	133,386	*
Veradigm Inc.	9,227	121,243	*
Total Health Care Technology		325,217

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2023

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Life Sciences Tools & Services — 0.7%
Cytek Biosciences Inc.	8,555	$47,224	*
Maravai LifeSciences Holdings Inc., Class A Shares	8,023	80,230	*
Mesa Laboratories Inc.	607	63,777
OmniAb Inc., $ 12.50 EARNOUT	298	0	*(a)(b)(c)(d)
OmniAb Inc., $ 15.00 EARNOUT	298	0	*(a)(b)(c)(d)
Total Life Sciences Tools & Services		191,231
Pharmaceuticals — 4.2%
Amphastar Pharmaceuticals Inc.	1,983	91,198	*
ANI Pharmaceuticals Inc.	1,458	84,651	*
Assertio Holdings Inc.	11,530	29,517	*
Collegium Pharmaceutical Inc.	3,849	86,025	*
Corcept Therapeutics Inc.	4,275	116,472	*
Harmony Biosciences Holdings Inc.	2,558	83,826	*
Innoviva Inc.	8,281	107,570	*
Ligand Pharmaceuticals Inc.	1,230	73,702	*
Pacira BioSciences Inc.	2,745	84,217	*
Phibro Animal Health Corp., Class A Shares	7,536	96,235
Prestige Consumer Healthcare Inc.	2,187	125,075	*
SIGA Technologies Inc.	14,457	75,899
Supernus Pharmaceuticals Inc.	3,228	88,996	*
Total Pharmaceuticals		1,143,383
Total Health Care		3,891,228
Industrials — 17.7%
Aerospace & Defense — 0.7%
National Presto Industries Inc.	1,414	102,458
Park Aerospace Corp.	5,356	83,179
Total Aerospace & Defense		185,637
Air Freight & Logistics — 0.3%
Radiant Logistics Inc.	13,758	77,733	*
Building Products — 1.3%
Gibraltar Industries Inc.	1,865	125,906	*
PGT Innovations Inc.	3,812	105,783	*
Quanex Building Products Corp.	4,110	115,779
Total Building Products		347,468
Commercial Services & Supplies — 2.0%
Brady Corp., Class A Shares	2,848	156,412
Civeo Corp.	4,647	96,332
Ennis Inc.	5,163	109,559

See Notes to Financial Statements.

8	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Commercial Services & Supplies — continued
Heritage-Crystal Clean Inc.	2,438	$110,563	*
Liquidity Services Inc.	4,643	81,810	*
Total Commercial Services & Supplies		554,676
Construction & Engineering — 0.6%
Sterling Infrastructure Inc.	2,094	153,867	*
Electrical Equipment — 1.5%
Encore Wire Corp.	770	140,494
NEXTracker Inc., Class A Shares	3,539	142,127	*
Powell Industries Inc.	1,598	132,474
Total Electrical Equipment		415,095
Ground Transportation — 2.3%
ArcBest Corp.	1,691	171,890
PAM Transportation Services Inc.	3,360	72,408	*
RXO Inc.	5,979	117,966	*
Ryder System Inc.	2,511	268,551
Total Ground Transportation		630,815
Machinery — 1.7%
Commercial Vehicle Group Inc.	8,008	62,142	*
Kadant Inc.	523	117,963
Omega Flex Inc.	742	58,418
Titan International Inc.	9,175	123,220	*
Wabash National Corp.	4,423	93,414
Total Machinery		455,157
Marine Transportation — 1.8%
Eagle Bulk Shipping Inc.	3,098	130,209
Genco Shipping & Trading Ltd.	9,703	135,745
Matson Inc.	2,349	208,403
Total Marine Transportation		474,357
Professional Services — 3.1%
ASGN Inc.	2,052	167,607	*
Forrester Research Inc.	2,776	80,226	*
Heidrick & Struggles International Inc.	3,972	99,380
Kforce Inc.	1,890	112,757
Korn Ferry	2,915	138,288
RCM Technologies Inc.	3,270	63,896	*
Resources Connection Inc.	6,519	97,198
TrueBlue Inc.	6,131	89,942	*
Total Professional Services		849,294
Trading Companies & Distributors — 2.4%
BlueLinx Holdings Inc.	1,450	119,030	*

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2023

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Trading Companies & Distributors — continued
Boise Cascade Co.	2,590	$266,874
Global Industrial Co.	4,906	164,351
Karat Packaging Inc.	4,067	93,785
Total Trading Companies & Distributors		644,040
Total Industrials		4,788,139
Information Technology — 10.6%
Communications Equipment — 0.8%
Extreme Networks Inc.	4,086	98,922	*
NetScout Systems Inc.	4,448	124,633	*
Total Communications Equipment		223,555
Electronic Equipment, Instruments & Components — 3.4%
Bel Fuse Inc., Class B Shares	1,491	71,151
Belden Inc.	1,376	132,853
Climb Global Solutions Inc.	1,534	65,977
CTS Corp.	2,118	88,405
PC Connection Inc.	2,768	147,756
Sanmina Corp.	2,852	154,807	*
TTM Technologies Inc.	9,529	122,733	*
Vishay Intertechnology Inc.	5,895	145,724
Total Electronic Equipment, Instruments & Components		929,406
IT Services — 0.4%
Hackett Group Inc.	4,200	99,078
Semiconductors & Semiconductor Equipment — 2.3%
Cohu Inc.	2,757	94,951	*
Kulicke & Soffa Industries Inc.	2,450	119,144
MaxLinear Inc.	3,692	82,147	*
NVE Corp.	1,015	83,372
Photronics Inc.	4,581	92,582	*
Synaptics Inc.	1,534	137,201	*
Total Semiconductors & Semiconductor Equipment		609,397
Software — 3.0%
A10 Networks Inc.	5,872	88,256
Adeia Inc.	14,179	151,432
American Software Inc., Class A Shares	8,195	93,915
CommVault Systems Inc.	1,371	92,693	*
Consensus Cloud Solutions Inc.	5,030	126,655	*
CoreCard Corp.	1,834	36,680	*
InterDigital Inc.	1,455	116,749
Progress Software Corp.	2,022	106,317
Total Software		812,697

See Notes to Financial Statements.

10	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.7%
Avid Technology Inc.	2,851	$76,607	*
CompoSecure Inc.	9,400	60,630	*
CPI Card Group Inc.	2,335	43,244	*
Total Technology Hardware, Storage & Peripherals		180,481
Total Information Technology		2,854,614
Materials — 7.0%
Chemicals — 1.4%
AdvanSix Inc.	3,350	104,118
American Vanguard Corp.	5,197	56,803
LSB Industries Inc.	9,943	101,717	*
Rayonier Advanced Materials Inc.	35,855	126,927	*
Total Chemicals		389,565
Construction Materials — 0.3%
United States Lime & Minerals Inc.	435	87,435
Containers & Packaging — 0.7%
Greif Inc., Class A Shares	2,640	176,378
Metals & Mining — 4.1%
Alpha Metallurgical Resources Inc.	1,072	278,431
Arch Resources Inc.	1,366	233,122
Olympic Steel Inc.	2,349	132,037
Ryerson Holding Corp.	3,711	107,953
TimkenSteel Corp.	5,688	123,543	*
Warrior Met Coal Inc.	4,354	222,402
Total Metals & Mining		1,097,488
Paper & Forest Products — 0.5%
Sylvamo Corp.	3,291	144,607
Total Materials		1,895,473
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
Forestar Group Inc.	5,177	139,468	*
Offerpad Solutions Inc.	11,644	113,646	*
Total Real Estate		253,114
Utilities — 1.2%
Electric Utilities — 1.0%
ALLETE Inc.	3,220	170,016
Genie Energy Ltd., Class B Shares	6,433	94,758
Total Electric Utilities		264,774

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2023

Royce Quant Small-Cap Quality Value ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Water Utilities — 0.2%
Pure Cycle Corp.		4,854	$46,598	*
Total Utilities			311,372
Total Investments before Short-Term Investments (Cost — $27,091,819)			26,957,274

	Rate
Short-Term Investments — 0.1%
Dreyfus Treasury Cash Management, Institutional Class (Cost — $21,806)	5.218%	21,806	21,806	(e)
Total Investments — 100.0% (Cost — $27,113,625)			26,979,080
Other Assets in Excess of Liabilities — 0.0%††			1,276
Total Net Assets — 100.0%			$26,980,356

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 6).
(e)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

12	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2023

Assets:
Investments, at value (Cost — $27,113,625)	$26,979,080
Dividends and interest receivable	14,689
Total Assets	26,993,769

Liabilities:
Investment management fee payable	13,413
Total Liabilities	13,413
Total Net Assets	$26,980,356

Net Assets:
Par value (Note 5)	$8
Paid-in capital in excess of par value	33,208,229
Total distributable earnings (loss)	(6,227,881)
Total Net Assets	$26,980,356

Shares Outstanding	750,000

Net Asset Value	$35.97

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended September 30, 2023

Investment Income:
Dividends	$238,863
Interest	1,991
Less: Foreign taxes withheld	(290)
Total Investment Income	240,564

Expenses:
Investment management fee (Note 2)	77,697
Total Expenses	77,697
Net Investment Income	162,867

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	203,928
Change in Net Unrealized Appreciation (Depreciation) From Investments	(19,476)
Net Gain on Investments	184,452
Increase in Net Assets From Operations	$347,319

See Notes to Financial Statements.

14	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$162,867	$294,254
Net realized gain (loss)	203,928	(887,964)
Change in net unrealized appreciation (depreciation)	(19,476)	(918,740)
Increase (Decrease) in Net Assets From Operations	347,319	(1,512,450)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(152,500)	(300,658)
Return of capital	—	(11,796)
Decrease in Net Assets From Distributions to Shareholders	(152,500)	(312,454)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 450,000 shares issued,respectively)	3,761,667	16,112,292
Cost of shares repurchased (50,000 and 250,000 shares repurchased,respectively)	(1,825,050)	(8,758,342)
Increase in Net Assets From Fund Share Transactions	1,936,617	7,353,950
Increase in Net Assets	2,131,436	5,529,046

Net Assets:
Beginning of period	24,848,920	19,319,874
End of period	$26,980,356	$24,848,920

See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	15

Financial highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	2023	[1,2]	2023 [1]	2022	[1,3]	2021 [1,4]	2020 [1,4]	2019 [1,4]	2018 [1,4]

Net asset value, beginning of period	$35.50		$38.64	$37.85		$22.80	$26.21	$30.06	$24.95

Income (loss) from operations:
Net investment income	0.23		0.47	0.36		0.35	0.35	0.35	0.31
Net realized and unrealized gain (loss)	0.45		(3.15)	0.82		15.03	(3.42)	(3.77)	4.91
Total income (loss)from operations	0.68		(2.68)	1.18		15.38	(3.07)	(3.42)	5.22

Less distributions from:
Net investment income	(0.21)		(0.44)	(0.39)		(0.33)	(0.34)	(0.43)	(0.11)
Return of capital	—		(0.02)	—		—	—	—	—
Total distributions	(0.21)		(0.46)	(0.39)		(0.33)	(0.34)	(0.43)	(0.11)

Net asset value, end of period	$35.97		$35.50	$38.64		$37.85	$22.80	$26.21	$30.06
Total return, based on NAV[5]	1.92%		(6.88)%	3.15%		67.77%	(11.71)%	(11.29)%	20.97%

Net assets, end of period (000s)	$26,980		$24,849	$19,320		$17,031	$11,402	$10,483	$4,509

Ratios to average net assets:
Gross expenses	0.60%[6]		0.60%	0.60%[6]		0.60%	0.60%	0.60%	0.60%
Net expenses	0.60	[6]	0.60	0.60	[6]	0.60	0.60	0.60	0.60
Net investment income	1.26	[6]	1.33	1.39	[6]	1.13	1.46	1.30	1.12

Portfolio turnover rate[7]	48%		51%	73%		99%	95%	87%	80%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period August 1, 2021 through March 31, 2022.

[4]	For the year ended July 31.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

16	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Fund seeks to achieve long-term growth of capital.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

18	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Health Care	$3,891,228	—	$0	*	$3,891,228
Industrials	4,677,576	$110,563	—		4,788,139
Other Common Stocks	18,277,907	—	—		18,277,907
Total Long-Term Investments	26,846,711	110,563	0	*	26,957,274
Short-Term Investments†	21,806	—	—		21,806
Total Investments	$26,868,517	$110,563	$0	*	$26,979,080

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities which are amortized to

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Western Asset, and Royce are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a

20	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Royce monthly 90% of the management fee paid by Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$12,599,018
Sales	12,514,009

During the six months ended September 30, 2023, in-kind transactions (Note (Note 5)) were as follows:

Contributions	$3,728,638
Redemptions	1,811,302
Realized gain (loss)*	826,721

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

At September 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$27,113,625	$2,652,942	$(2,787,487)	$(134,545)

4. Derivative instruments and hedging activities

During the six months ended September 30, 2023, the Fund did not invest in derivative instruments.

5. Fund share transactions

At September 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost		Fair Value at 9/30/2023		Value Per Share		Percent of Net Assets
OmniAb Inc., $ 12.50 EARNOUT, Common Shares	298	11/22	$0	(a)	$0	(a)	$0.00	(b)	0.00	(c)%
OmniAb Inc., $ 15.00 EARNOUT, Common Shares	298	11/22	0	(a)	0	(a)	0.00	(b)	0.00	(c)
			$0	(a)	$0	(a)			0.00	(c)%

(a)	Amount represents less than $1.

(b)	Amount represents less than $0.005 per share.

(c)	Amount represents less than 0.005%.

22	Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report

7. Deferred capital losses

As of March 31, 2023, the Fund had deferred capital losses of $5,785,337, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

Royce Quant Small-Cap Quality Value ETF 2023 Semi-Annual Report	23

Board approval of management and subadvisory agreements (unaudited)

At a meeting held on May 11, 2023 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Legg Mason Partners Fund Advisor, LLC (LMPFA) and the Trust, on behalf of the Fund; (ii) the investment sub-advisory agreement between LMPFA and Royce & Associates, LP (Royce), an affiliate of LMPFA, on behalf of the Fund; and (iii) the investment sub-advisory agreement between LMPFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of LMPFA, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. LMPFA, Royce and Western Asset LLC are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

24	Royce Quant Small-Cap Quality Value ETF

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Fund to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged

Royce Quant Small-Cap Quality Value ETF	25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Fund commenced operations on July 12, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board further noted that, effective May 10, 2022, the Fund changed its name, investment objective and principal investment strategies to reflect the Fund’s new investment approach as an actively managed portfolio. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other small-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement LMPFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee. The Board also noted that each of Royce and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that

26	Royce Quant Small-Cap Quality Value ETF

the allocation of the fee between LMPFA and each of Royce and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of Royce and Western Asset LLC are reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Royce Quant Small-Cap Quality Value ETF	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of LMPFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for LMPFA and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2022, the Fund’s net assets were approximately $25.8 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

28	Royce Quant Small-Cap Quality Value ETF

Statement regarding liquidity risk management program (unaudited)

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to

Royce Quant Small-Cap Quality Value ETF	29

Statement regarding liquidity risk management program (unaudited) (cont’d)

assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

30	Royce Quant Small-Cap Quality Value ETF

Royce Quant

Small-Cap Quality Value ETF

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Royce & Associates, LP

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Royce Quant Small-Cap Quality Value ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Royce Quant Small-Cap Quality Value ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Royce Quant Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETFF436861 11/23

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	November 22, 2023